Bonds and financing (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bonds and financing
Current bonds and financing	R$ 281,491	R$ 502,882
Total non-current liabilities	549,735	290,459
Total bonds and financing	R$ 831,226	R$ 793,341	R$ 1,640,947
Percentage of non-current bonds and financing	66.10%
Percentage of bonds and financing	100.00%
2022 [member]
Bonds and financing
Current bonds and financing	R$ 281,491
Total bonds and financing	R$ 281,491
Percentage of current bonds and financing	33.90%
2023 [member]
Bonds and financing
Total non-current liabilities	R$ 51,063
Total bonds and financing	R$ 51,063
Percentage of non-current bonds and financing	6.10%
2024 [member]
Bonds and financing
Total non-current liabilities	R$ 498,672
Percentage of non-current bonds and financing	60.00%